united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Jen Farrell, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 5/31/22

Item 1. Reports to Stockholders.

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

STERLING CAPITAL FOCUS EQUITY ETF
LCG

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
DEIF

Annual Report
May 31, 2022

1-888-637-7798
www.sterlingcapital.com/etf

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC
Member FINRA

Investment Strategy

The Sterling Capital Focus Equity ETF (Focus Equity ETF) seeks to outperform the Russell 1000® Growth Index with a concentrated portfolio consisting of 15 to 30 stocks. We use a bottom-up fundamental investment process to select stocks in companies that fit within our “Four M” (4M) framework.

More specifically, we seek equity investment opportunities with the following fundamental attributes:

1.	Markets that are large and/or growing, and that provide companies with visible organic reinvestment opportunities;

2.	Business Models that support our investment pillars, which include growth, profitability, and financial health attributes;

3.	Management teams who generate results, and have ownership incentives aligned with our own, whether as a founder or significant stockholder; and

4.	Tangible business Momentum that validates our investment thesis.

Period Performance

The Focus Equity ETF returned -23.7% in fiscal year 2022, which consisted of the period from June 1, 2021 through May 31, 2022. This performance compared to a -6.25% return for the Russell 1000® Growth Index over the same period. The Fund’s main source of underperformance relative to its index during the period was stock selection, primarily in the information technology and communications sectors.

The Fund’s top detractor for the 12 months under review was its lack of exposure to the benchmark holding of Apple Inc. Shares of the technology company posted a positive return for the period, outperforming the broader benchmark. Given that shares of Apple represent a large portion of the index, it made a large contribution to the index’s absolute return. In turn, the Fund’s lack of exposure to Apple translated into a more than 230 basis point drag on its relative underperformance. The remaining underperformance was a result of active exposures across the IT and communications sectors, with investments in Twilio, Shopify, Adyen, and Okta rounding out the list of the top five detractors. Twilio and Okta represent above-benchmark weightings while Shopify and Adyen are off-benchmark investments. Declines across these four holdings had less to do with their underlying business fundamentals and more to do with the macro-economic factors that dominated the period under review, namely persistent, high inflation and rising interest rates. The aggressive move by the Federal Reserve (the Fed) and other central banks to increase interest rates as a check against rising inflation weighed on these growth-oriented valuations. Growth stocks are valued in part based on their free cash flow projections into the future, and higher inflation means those future cash flows are discounted, leading to lower present-day valuations. Together, these four holdings generated more than 750 basis points of portfolio attribution headwind relative to the index.

Stock selection was the main source of positive relative performance for the period as well. Three of the top four contributors from an attribution standpoint were the Fund’s lack of exposure to a few key benchmark holdings, namely Meta (previously Facebook), PayPal, and Netflix. Shares of all three companies underperformed for the period, and the Fund’s lack of exposure to these names added a combined 270 basis points to relative performance. The remaining contributor was the Fund’s off-benchmark investment in Casella Waste. The waste management company outperformed in the rising-rate environment as it is viewed by many investors as an inflation hedge. The company holds pricing power over its services, which helps it increase revenues to stay ahead of rising inflation. The Fund’s investment in Casella added nearly 75 basis points to relative performance.

Investment Changes

During the 12 months ended May 31, 2022, the Fund added two new positions (Adyen and HubSpot) and sold five positions (MarketAxess Holdings, Visa, Coupa Software, Carvana, and Moody’s).

The Fund’s addition of Adyen N.V., the global financial technology platform, was in keeping with its 4M framework of fundamental attributes. The company operates in the growing and attractive market of business payments, including ecommerce and point-of-sale. It has highly recurring revenues with high profit margins that support an attractive business model. The current CEO is the founder and a large shareholder, and Adyen has real momentum in that they recently won new business from major customers, including eBay and McDonalds.

The addition of business-to-business software company HubSpot to the Fund’s holdings was in part due to the company’s large market for customer relationship management (CRM) softwareb one of the largest and fastest growing software markets on the planet. The company’s business model offers opportunities for organic, internally driven growth through its land-and-expand approach. Customers buy one product and then, over time, tend to expand the relationship to purchase additional products in the HubSpot line. The business is still run by its two co-founders, and it owns a rapidly growing share of the small- and medium-sized business market for CRM, both at home and abroad, particularly in Europe.

Manager Discussion

As restrictions surrounding the pandemic eased in 2021 and economies began to return to a semblance of normalcy, strong consumer demand coupled with ongoing supply chain issues helped drive inflation higher through much of the start of the period under review. Initially viewed as a short-term factor, higher inflation persisted well into the start of 2022, motivating aggressive stimulus reduction in the United States and Europe. However, pandemic lockdowns continued in China, leading to additional disruptions in the supply chain, while the Russian invasion of Ukraine in February led to a spike in energy prices. Both factors helped sustain higher-than-expected inflation, even as concerns grew regarding the ability of the U.S. economy to avoid a recession. The one-two punch of reduced stimulus and higher inflation challenged American and European consumers. It also drove the Fed to aggressively raise interest rates, which along with rising market rates, have placed added pressure on company valuations, particularly among segments of the stock market associated with growth relative to value. Much of the weakness in the Fund’s performance on both an absolute and relative basis during the period was tied to these macro-economic factors and had less to do with any weakness in underlying business fundamentals.

Market expectations are currently pointed toward low, slow growth over an extended period of time, which is challenging for a growth-oriented portfolio. Nevertheless, we believe that the Fund’s holdings are well-positioned for outsized growth once markets get through the current turbulence. We have actively engaged in rebalancing the Fund’s holdings with this attitude in mind. In the final quarter of the fiscal year, we trimmed those positions that held up well in the face of the recent volatility, while reinvesting in those positions that suffered under the current market conditions. We are leaning into our commitment and belief in the fundamentals underlying these choices and expect these names to perform strongly as they rebound in the quarters (and years) to come.

We acknowledge that volatility is likely to persist for some time, however. While we believe interest rates and inflation are less likely to increase at the same relative rate going forward as they have recently, increases are still expected in the near future. Markets need to settle themselves as inflation tames and greater clarity develops around the prospects for a recession in the U.S. economy. That said, we remain positioned for the longer horizon in the Focus Equity ETF and the short- and medium-term prospects of higher inflation and economic headwinds do not fundamentally impact the long-term trends that underlie the choices in global IT and software companies the Fund has targeted through its 4M framework.

We close with a reminder that, as with the management component of the 4M framework that focuses on founder-led companies, we continue to value innovators with ownership mindsets. To that end, it’s important to emphasize that the Focus Equity ETF remains the largest family investment for both of your co-portfolio managers. Moreover, we added to our investments in the Fund during the fiscal year as an indication of our commitment to this approach and how our interests remain aligned with you, our investors. Put simply, we eat our own cooking and are strongly incentivized to continuously protect and grow your Focus Equity ETF investment.

Thanks for your trust and investment in the Focus Equity ETF.

Focus Equity Team:
Co-Portfolio Manager Colin R. Ducharme, CFA®
Co-Portfolio Manager Jeremy M. Lopez, CFA®

Specific securities identified and described do not represent all of the securities purchased, sold or recommended to clients. There are no assurances that securities identified will be profitable investments. The securities described are neither a recommendation nor a solicitation. Security information is being obtained from resources the firm believes to be accurate, but no warrant is made as to the accuracy or completeness of the information.

An index is an unmanaged group of stocks considered to be representative of different segments of the stock market in general. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons and are not meant to represent the Fund. It should be noted that there will be differences in the composition of the portfolio when compared to the benchmarks listed. Those differences will need to be considered when comparing the results.

The Russell 1000® Growth Index measures the performance of the large-cap growth and mid-cap growth segments of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Chartered Financial Analyst® (CFA) charter is a graduate-level investment credential awarded by the CFA Institute — the largest global association of investment professionals. To earn the CFA charter, candidates must: 1) pass three sequential, six-hour examinations; 2) have at least four years of qualified professional investment experience; 3) join CFA Institute as members; and 4) commit to abide by, and annually reaffirm, their adherence to the CFA Institute Code of Ethics and Standards of Professional Conduct.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Sterling Capital Focus Equity ETF (LCG). This and other important information about the Fund is contained in the prospectus, which can be obtained at www.sterlingcapital.com/ETF or by calling 888-637-7798. The prospectus should be read carefully before investing. The Sterling Capital Focus Equity ETF (LCG) is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Sterling Capital Management is not affiliated with Northern Lights Distributors, LLC.

The opinions contained in the preceding presentation reflect those of Sterling Capital Management LLC, and not those of Truist Financial Corporation or its executives. The stated opinions are for general information only and are educational in nature. These opinions are not meant to be predictions or an offer of individual or personalized investment advice. They are not intended as an offer or solicitation with respect to the purchase or sale of any security. This information and these opinions are subject to change without notice. All opinions and information herein have been obtained or derived from sources believed to be reliable. Any type of investing involves risk and there are no guarantees. Sterling Capital Management LLC does not assume liability for any loss which may result from the reliance by any person upon such information or opinions.

Sterling Capital Management LLC, a separate subsidiary of Truist Financial Corporation, serves as investment adviser to the Sterling Capital Focus Equity ETF and is paid a fee for its services. Shares of the Sterling Capital Focus Equity ETF are not deposits or obligations of, or guaranteed or endorsed by, Truist Bank or its affiliates. The Sterling Capital Focus Equity ETF is not insured by the FDIC or any other government agency. The Sterling Capital Focus Equity ETF is distributed Northern Lights Distributors, LLC, member FINRA/SIPC, which is not affiliated with Truist Bank or its affiliates.

Important Risk Information

Investing involves risk. Investment return and principal value of an investment will fluctuate, and an investor’s shares, when redeemed, may be worth more or less than their original cost.

The fund is new with limited operating history. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. ETFs are subject to issuer risks and other risks specific to the Fund. As a non-diversified fund, the Fund may invest more than 5% of total assets in the securities of one or more issuers. A concentrated portfolio may add a measure of volatility to performance, as a major fluctuation in any one holding will likely affect the fund more than a fund with greater diversification.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The Fund may face more risks than if it were diversified broadly over numerous industries or sectors.

3037-NLD-07/08/2022

Investment Strategy

The Sterling Capital Diverse Multi-Manager Active ETF seeks long-term capital appreciation through strategies managed by sub-advisers that are majority diverse-owned (i.e., greater than 50% owned and/or controlled by persons of designated diverse backgrounds, including women, racial minorities, LGBTQ+ individuals, veterans, and disabled individuals). The Fund seeks to achieve its objective by investing in U.S. large-cap and mid-cap strategies.

Investment Philosophy

The Diverse Multi-Manager Active ETF:

●	Uses a proprietary quantitative-based asset allocation approach, which tests historical data to identify variables that have been predictive of asset class returns, is utilized to avoid emotional and cognitive biases that tend to lead to poor investment decisions.

●	Employs a comprehensive investment manager due diligence process to identify strategies that possess characteristics that have historically been associated with long-term relative performance consistency.

●	Seeks to combine complementary strategies in order to enhance the portfolio’s risk and return profile.

Sub-Advisers to the Fund

●	Boston Common Asset Management LLC: Large-Cap Value Allocation

●	GQG Partners LLC: Large-Cap Growth Allocation

●	EARNEST Partners LLC: Mid-Cap Core Allocation

Period Performance

The Sterling Capital Diverse Multi-Manager Active ETF returned 0.37% in fiscal year 2022, which is comprised of the period from inception on December 13, 2021 through May 31, 2022. This performance is compared to a -11.84% return for the Russell 1000® Index over the same time period.

Accelerating inflation, rising interest rates, Russia’s invasion of Ukraine and slowing real economic growth contributed to market declines during the period. Value segments of the Index, as defined by the Russell 1000® Value Index (-1.73%), outperformed growth, as defined by the Russell 1000® Growth Index (-20.70%), by a wide margin. Energy, utilities, and materials were among the best-performing sectors, while information technology, consumer discretionary, and communication services underperformed.

Stock selection and sector allocation each had a positive impact on relative performance during the period. In addition, the fund’s value bias, a by-product of aggregate sub-adviser portfolio positioning, was additive. Stock selection was positive in ten of eleven GICS sectors, with the fund experiencing particularly strong results in the energy and health care sectors. An overweight to energy and an underweight to information technology also added value. Top contributors to relative performance during the period included positions in Occidental Petroleum and Devon Energy. Stock selection in financials detracted during the period. Top detractors included positions in Syneos Health and Target.

Specific securities identified and described do not represent all of the securities purchased, sold or recommended to clients. There are no assurances that securities identified will be profitable investments. The securities described are neither a recommendation nor a solicitation. Security information is being obtained from resources the firm believes to be accurate, but no warrant is made as to the accuracy or completeness of the information.

An index is an unmanaged group of stocks considered to be representative of different segments of the stock market in general. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons and are not meant to represent the Fund. It should be noted that there will be differences in the composition of the portfolio when compared to the benchmarks listed. Those differences will need to be considered when comparing the results.

The Russell 1000® Growth Index measures the performance of the large-cap growth and mid-cap growth segments of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 92% of the U.S. market. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included.

The Russell 1000® Value Index measures the performance of the large-cap value and mid-cap value segments of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Sterling Capital Diverse Multi-Manager Active ETF (DEIF). This and other important information about the Fund is contained in the prospectus, which can be obtained at www.sterlingcapital.com/ETF or by calling 888-637-7798. The prospectus should be read carefully before investing. The Sterling Capital Diverse Multi-Manager Active ETF (DEIF) is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Sterling Capital Management is not affiliated with Northern Lights Distributors, LLC.

The opinions contained in the preceding presentation reflect those of Sterling Capital Management LLC, and not those of Truist Financial Corporation or its executives. The stated opinions are for general information only and are educational in nature. These opinions are not meant to be predictions or an offer of individual or personalized investment advice. They are not intended as an offer or solicitation with respect to the purchase or sale of any security. This information and these opinions are subject to change without notice. All opinions and information herein have been obtained or derived from sources believed to be reliable. Any type of investing involves risk and there are no guarantees that these methods will be successful. Sterling Capital Management LLC does not assume liability for any loss which may result from the reliance by any person upon such information or opinions.

Sterling Capital Management LLC, a separate subsidiary of Truist Financial Corporation, serves as investment adviser to the Sterling Capital Diverse Multi-Manager Active ETF and is paid a fee for its services. Shares of the Sterling Capital Diverse Multi-Manager Active ETF are not deposits or obligations of, or guaranteed or endorsed by, Truist Bank or its affiliates. The Sterling Capital Diverse Multi-Manager Active ETF is not insured by the FDIC or any other government agency. The Sterling Capital Diverse Multi-Manager Active ETF is distributed Northern Lights Distributors, LLC, member FINRA/SIPC, which is not affiliated with Truist Bank or its affiliates.

Important Risk Information

Investing involves risk. Investment return and principal value of an investment will fluctuate, and an investor’s shares, when redeemed, may be worth more or less than their original cost.

The fund is new with limited operating history. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. ETFs are subject to issuer risks and other risks specific to the Fund.

Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

ESG Risk: An ESG investment strategy limits the types and number of investment opportunities available and, as a result, the strategy may underperform other strategies that do not have an ESG focus. An ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. The earnings and prospects of mid-capitalization sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.

Mid-Capitalization Companies Risk: Mid-capitalization companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Quantitative Modeling Risk: The Fund employs quantitative models as a management technique. These models examine multiple economic factors using various proprietary and third-party data. The results generated by quantitative analysis may perform differently than expected and may negatively affect Fund performance for various reasons.

3036-NLD-07/08/2022

Sterling Capital Focus Equity ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the periods ended May 31, 2022, compared to its benchmark:

Fund/Index	1 Year	Annualized Since Inception**
Sterling Capital Focus Equity ETF	(23.71)%	(9.33)%
Sterling Capital Focus Equity ETF - Market Price	(23.84)%	(9.37)%
Russell 1000 Growth Index ***	(6.25)%	3.84%

Comparison of Change in Value of $10,000 Investment

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Since November 2, 2020, market price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, market price returns were calculated using the midpoint price and accounted for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated September 28, 2021, is 0.59%. For performance information current to the most recent month-end table, please call 1-888-637-7798. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is August 26, 2020.

***	The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Portfolio Composition as of May 31, 2022

Sectors	% of Net Assets
Software	20.7%
IT Services	18.1%
Capital Markets	8.8%
Aerospace & Defense	8.1%
Professional Services	7.8%
Technology Services	7.5%
E-Commerce Discretionary	4.9%
Health Care Equipment & Supplies	4.9%
Commercial Support Services	4.6%
Internet Media & Services	4.0%
Other Assets Less Liabilities	10.6%
100.0%

Sterling Capital Diverse Multi-Manager Active ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2022

The Fund’s performance figures* for the period ended May 31, 2022, compared to its benchmark:

Fund/Index	Since Inception**
Sterling Capital Focus Equity ETF	0.37%
Sterling Capital Focus Equity ETF - Market Price	0.45%
Russell 1000 Total Return Index ***	(11.84)%

Comparison of Change in Value of $10,000 Investment

Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index returns do not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The market price returns are calculated using the closing price and account for distributions from the Fund. The midpoint is the average of the bid-ask prices at 4:00 PM ET (when NAV is normally determined for most funds). The total operating expense ratio, as stated in the fee table in the Fund’s Prospectus dated December 7, 2021, is 0.65%. For performance information current to the most recent month-end table, please call 1-888-637-7798. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND ARE NOT PREDICTIVE OF FUTURE RESULTS.

*	Performance data quoted is historical.

**	Inception date is December 13, 2021.

***	The Russell 1000 Total Return Index tracks the highest-ranking 1,000 stocks in the Russell 3000 Index. You cannot invest directly in an index.

Portfolio Composition as of May 31, 2022

Sectors	% of Net Assets
Oil & Gas Producers	12.1%
Biotech & Pharma	8.3%
Tobacco & Cannabis	5.6%
Software	4.9%
Retail - Consumer Staples	4.6%
Health Care Facilities & Services	4.2%
Electric Utilities	4.1%
Insurance	3.1%
Aerospace & Defense	2.9%
Banking	2.9%
Other Assets Less Liabilities	47.3%
100.0%

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 8.1%
36,869	HEICO Corporation, Class A	$4,316,991

	CAPITAL MARKETS - 8.8%
13,335	S&P Global, Inc.	4,660,316

	COMMERCIAL SUPPORT SERVICES - 4.6%
34,126	Casella Waste Systems, Inc., Class A(a)	2,442,739

	DIVERSIFIED FINANCIAL SERVICES - 3.0%
3,641	MSCI, Inc.	1,610,596

	E-COMMERCE DISCRETIONARY - 4.9%
1,087	Amazon.com, Inc.(a)	2,613,355

	HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
6,635	IDEXX Laboratories, Inc.(a)	2,598,399

	HEALTH CARE TECHNOLOGY - 3.6%
11,358	Veeva Systems, Inc., Class A(a)	1,933,813

	INTERNET MEDIA & SERVICES - 4.0%
922	Alphabet, Inc., Class C(a)	2,102,879

	IT SERVICES - 18.1%
13,400	Mastercard, Inc., Class A	4,795,458
16,383	Okta, Inc.(a)	1,360,608
5,147	Shopify, Inc., Class A(a)	1,930,743
14,340	Twilio, Inc., Class A(a)	1,508,138
		9,594,947
	PROFESSIONAL SERVICES - 7.8%
67,679	CoStar Group, Inc.(a)	4,124,358

See accompanying notes to financial statements.

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ROAD & RAIL - 3.9%
7,969	Old Dominion Freight Line, Inc.	$2,057,915

	SOFTWARE - 20.7%
8,924	Atlassian Corp plc, Class A(a)	1,582,404
5,454	HubSpot, Inc.(a)	1,841,760
12,848	Microsoft Corporation	3,492,985
3,765	ServiceNow, Inc.(a)	1,760,025
20,038	Unity Software, Inc.(a)	800,919
9,957	Workday, Inc., Class A(a)	1,556,279
		11,034,372
	TECHNOLOGY SERVICES - 7.5%
258,249	Adyen N.V. - ADR(a)	3,997,695

	TOTAL COMMON STOCKS (Cost $69,406,214)	53,088,375

	TOTAL INVESTMENTS - 99.9% (Cost $69,406,214)	$53,088,375
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	42,039
	NET ASSETS - 100.0%	$53,130,414

ADR	- American Depositary Receipt

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 2.9%
1,782	General Dynamics Corporation	$400,790
7,127	Hexcel Corporation	409,446
3,839	Lockheed Martin Corporation	1,689,581
4,212	Woodward, Inc.	427,981
		2,927,798
	ASSET MANAGEMENT - 2.1%
2,143	Ameriprise Financial, Inc.	592,047
5,509	Raymond James Financial, Inc.	542,581
6,805	Stifel Financial Corporation	436,677
4,255	T Rowe Price Group, Inc.	540,768
		2,112,073
	AUTOMOTIVE - 0.5%
8,367	Magna International, Inc.	543,186

	BANKING - 2.9%
18,440	Fifth Third Bancorp	727,089
34,457	KeyCorporation	687,762
4,952	PNC Financial Services Group, Inc. (The)	868,630
11,782	US Bancorp	625,271
		2,908,752
	BEVERAGES - 0.6%
9,696	Coca-Cola Company (The)	614,532

	BIOTECH & PHARMA - 8.3%
3,209	Amgen, Inc.	823,879
19,962	AstraZeneca plc - ADR	1,327,074
3,094	Eli Lilly & Company	969,783
10,235	Johnson & Johnson	1,837,490
20,515	Merck & Company, Inc.	1,887,994
17,283	Organon & Company	656,063
1,195	Regeneron Pharmaceuticals, Inc.(a)	794,364
		8,296,647
	CHEMICALS - 1.0%
2,592	Albemarle Corporation	675,008

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	CHEMICALS - 1.0% (Continued)
2,755	Eastman Chemical Company	$303,491
		978,499
	COMMERCIAL SUPPORT SERVICES - 1.0%
5,509	Republic Services, Inc.	737,325
5,671	Stericycle, Inc.(a)	286,669
		1,023,994
	CONSTRUCTION MATERIALS - 0.3%
3,430	Owens Corning	327,839

	CONTAINERS & PACKAGING - 1.4%
2,105	Packaging Corporation of America	331,074
7,777	Sealed Air Corporation	483,574
12,806	Westrock Company	620,963
		1,435,611
	DIVERSIFIED INDUSTRIALS - 1.0%
2,430	Dover Corporation	325,401
7,684	Emerson Electric Company	681,264
		1,006,665
	ELECTRIC UTILITIES - 4.1%
5,265	Eversource Energy	486,065
38,495	Exelon Corporation	1,892,029
30,343	FirstEnergy Corporation	1,303,535
3,727	WEC Energy Group, Inc.	391,596
		4,073,225
	ELECTRICAL EQUIPMENT - 1.5%
13,858	Carrier Global Corporation	544,758
4,052	Keysight Technologies, Inc.(a)	589,971
8,750	Sensata Technologies Holding plc	420,263
		1,554,992
	ENTERTAINMENT CONTENT - 0.6%
5,509	Activision Blizzard, Inc.	429,041
1,879	Walt Disney Company (The)(a)	207,517
		636,558

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	GAS & WATER UTILITIES - 1.4%
12,389	Atmos Energy Corporation	$1,440,965

	HEALTH CARE FACILITIES & SERVICES - 4.2%
2,267	AmerisourceBergen Corporation	350,909
3,470	Catalent, Inc.(a)	357,618
8,708	Henry Schein, Inc.(a)	745,753
1,296	Laboratory Corp of America Holdings	319,749
5,368	Syneos Health, Inc.(a)	396,642
4,188	UnitedHealth Group, Inc.	2,080,515
		4,251,186
	HOME & OFFICE PRODUCTS - 0.4%
3,883	Scotts Miracle-Gro Company (The)	367,409

	HOME CONSTRUCTION - 1.5%
7,940	DR Horton, Inc.	596,690
8,538	KB Home	294,476
10,265	Masco Corporation	581,923
		1,473,089
	HOUSEHOLD PRODUCTS - 2.7%
5,293	Colgate-Palmolive Company	417,141
15,319	Procter & Gamble Company (The)	2,265,374
		2,682,515
	INDUSTRIAL INTERMEDIATE PROD - 0.4%
1,536	Valmont Industries, Inc.	394,368

	INDUSTRIAL REIT - 0.4%
13,286	Americold Realty Trust	367,889

	INDUSTRIAL SUPPORT SERVICES - 0.6%
2,077	United Rentals, Inc.(a)	619,320

	INFRASTRUCTURE REIT - 0.8%
2,048	Crown Castle International Corporation	388,403

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INFRASTRUCTURE REIT - 0.8% (Continued)
1,134	SBA Communications Corporation	$381,716
		770,119
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
4,537	Houlihan Lokey, Inc.	389,910
4,537	Intercontinental Exchange, Inc.	464,543
8,839	Morgan Stanley	761,392
		1,615,845
	INSURANCE - 3.1%
15,880	American International Group, Inc.	931,839
5,022	Progressive Corporation (The)	599,526
4,212	Reinsurance Group of America, Inc.	530,080
2,268	RenaissanceRe Holdings Ltd.	348,183
18,816	Unum Group	685,843
		3,095,471
	INTERNET MEDIA & SERVICES - 0.8%
353	Alphabet, Inc., Class C(a)	805,115

	LEISURE FACILITIES & SERVICES - 0.5%
4,375	Darden Restaurants, Inc.	546,875

	MACHINERY - 0.7%
811	Deere & Company	290,160
1,782	Snap-on, Inc.	395,390
		685,550
	MEDICAL EQUIPMENT & DEVICES - 1.6%
3,888	Agilent Technologies, Inc.	495,953
811	Bio-Rad Laboratories, Inc., Class A(a)	436,148
5,995	DENTSPLY SIRONA, Inc.	237,162
3,793	Zimmer Biomet Holdings, Inc.	455,957
		1,625,220
	METALS & MINING - 2.6%
29,437	Cleveland-Cliffs, Inc.(a)	682,350
28,689	Newmont Corporation	1,946,549
		2,628,899

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	OFFICE REIT - 0.8%
2,441	Alexandria Real Estate Equities, Inc.	$405,084
3,402	Boston Properties, Inc.	378,234
		783,318
	OIL & GAS PRODUCERS - 12.1%
11,341	Continental Resources, Inc.	771,982
25,797	Coterra Energy, Inc.	885,611
35,618	Devon Energy Corporation	2,667,788
36,597	Exxon Mobil Corporation	3,513,313
47,220	Occidental Petroleum Corporation	3,272,818
6,788	Valero Energy Corporation	879,725
		11,991,237
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
30,675	Schlumberger N.V.	1,409,823
39,100	TechnipFMC plc(a)	322,184
		1,732,007
	REAL ESTATE SERVICES - 0.6%
7,454	CBRE Group, Inc., Class A(a)	617,489

	RENEWABLE ENERGY - 0.3%
4,098	First Solar, Inc.(a)	289,360

	RETAIL - CONSUMER STAPLES - 4.6%
6,929	Kroger Company (The)	367,029
17,051	Sprouts Farmers Market, Inc.(a)	461,912
2,691	Target Corporation	435,619
11,269	Walgreens Boots Alliance, Inc.	493,920
22,033	Walmart, Inc.	2,834,105
		4,592,585
	RETAIL - DISCRETIONARY - 1.5%
2,828	Lowe’s Companies, Inc.	552,308
14,622	TJX Companies, Inc. (The)	929,522
		1,481,830

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL REIT - 0.6%
25,932	Kimco Realty Corporation	$613,292

	SEMICONDUCTORS - 1.9%
2,755	Applied Materials, Inc.	323,134
4,563	Entegris, Inc.	506,310
8,537	Micron Technology, Inc.	630,373
4,051	Skyworks Solutions, Inc.	441,032
		1,900,849
	SOFTWARE - 4.9%
3,402	Akamai Technologies, Inc.(a)	343,738
1,782	ANSYS, Inc.(a)	463,962
5,708	Black Knight, Inc.(a)	387,630
3,496	Cerner Corporation	331,596
6,311	Microsoft Corporation	1,715,771
7,684	Oracle Corporation	552,633
1,621	Synopsys, Inc.(a)	517,423
4,556	VMware, Inc., Class A	583,624
		4,896,377
	SPECIALTY FINANCE - 1.5%
8,911	Air Lease Corporation	335,143
5,122	American Express Company	864,696
3,078	GATX Corporation	332,270
		1,532,109
	SPECIALTY REITS - 1.1%
13,600	Hannon Armstrong Sustainable Infrastructure	517,752
11,743	Iron Mountain, Inc.	632,948
		1,150,700
	STEEL - 0.7%
8,116	Steel Dynamics, Inc.	692,944

	TECHNOLOGY HARDWARE - 1.4%
3,565	Arrow Electronics, Inc.(a)	430,117
10,757	Ciena Corporation(a)	546,671

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TECHNOLOGY HARDWARE - 1.4% (Continued)
5,228	Lumentum Holdings, Inc.(a)	$450,026
		1,426,814
	TECHNOLOGY SERVICES - 2.3%
2,267	Broadridge Financial Solutions, Inc.	331,481
4,098	Fidelity National Information Services, Inc.	428,241
2,917	Global Payments, Inc.	382,244
5,609	Visa, Inc., Class A	1,190,061
		2,332,027
	TELECOMMUNICATIONS - 1.6%
31,458	Verizon Communications, Inc.	1,613,481

	TIMBER REIT - 0.5%
12,770	Weyerhaeuser Company	504,670

	TOBACCO & CANNABIS - 5.6%
47,324	Altria Group, Inc.	2,559,755
28,868	Philip Morris International, Inc.	3,067,225
		5,626,980
	TRANSPORTATION & LOGISTICS - 0.8%
11,990	CSX Corporation	381,162
2,196	United Parcel Service, Inc., Class B	400,221
		781,383
	TRANSPORTATION EQUIPMENT - 1.7%
4,666	Cummins, Inc.	975,754
7,513	Westinghouse Air Brake Technologies Corporation	709,678
		1,685,432
	WHOLESALE - CONSUMER STAPLES - 0.4%
4,537	Sysco Corporation	381,924

See accompanying notes to financial statements.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2022

Fair Value
TOTAL COMMON STOCKS (Cost $95,854,546)	$98,437,014

TOTAL INVESTMENTS - 98.1% (Cost $95,854,546)	$98,437,014
OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	1,902,569
NET ASSETS - 100.0%	$100,339,583

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2022

	Sterling Capital Focus Equity ETF	Sterling Capital Diverse Multi- Manager Active ETF
ASSETS
Investment securities:
Securities at Cost	$69,406,214	$95,854,546
Securities at Value	$53,088,375	$98,437,014
Cash	155,978	2,193,487
Dividends receivable	22,838	177,270
TOTAL ASSETS	53,267,191	100,807,771

LIABILITIES
Payable for securities purchased	108,473	442,784
Investment advisory fee payable	28,304	25,404
TOTAL LIABILITIES	136,777	468,188
NET ASSETS	$53,130,414	$100,339,583

Net Assets Consist of:
Paid in capital	$73,658,811	$99,539,685
Accumulated earnings (deficit)	(20,528,397)	799,898
NET ASSETS	$53,130,414	$100,339,583

Net Asset Value Per Share:
Net Assets	$53,130,414	$100,339,583
Shares of beneficial interest outstanding (a)	2,525,000	4,000,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.04	$25.08

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF OPERATIONS
For the Year/Period Ended May 31, 2022

	Sterling Capital Focus Equity ETF	Sterling Capital Diverse Multi- Manager Active ETF *

INVESTMENT INCOME
Dividends	$131,538	$916,831

EXPENSES
Investment advisory fees	263,438	296,811

NET INVESTMENT INCOME (LOSS)	(131,900)	620,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investment transactions	(4,074,409)	(2,350,590)
Net realized gain on in-kind transactions	194,003	—
Net change in unrealized appreciation (depreciation) on investments	(17,417,201)	2,582,468

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(21,297,607)	231,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,429,507)	$851,898

*	Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Focus Equity ETF

	For the	For the
	Year Ended	Period Ended
	May 31, 2022	May 31, 2021*

FROM OPERATIONS:
Net investment loss	$(131,900)	$(20,308)
Net realized gain (loss) on investment transactions	(3,880,406)	1,003,948
Net change in unrealized appreciation (depreciation) on investments	(17,417,201)	1,099,362
Net increase (decrease) in net assets resulting from operations	(21,429,507)	2,083,002

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	54,935,654	28,558,543
Payments for shares redeemed	(1,748,261)	(9,269,017)
Net increase in net assets from shares of beneficial interest	53,187,393	19,289,526

TOTAL INCREASE IN NET ASSETS	31,757,886	21,372,528

NET ASSETS:
Beginning of Period	21,372,528	—
End of Period	$53,130,414	$21,372,528

SHARE ACTIVITY
Shares Sold	1,825,000	1,125,000
Shares Redeemed	(75,000)	(350,000)
Net increase in shares of beneficial interest outstanding	1,750,000	775,000

*	Sterling Capital Focus Equity ETF commenced operations on August 26, 2020.

See accompanying notes to financial statements.

Sterling Capital ETFs
STATEMENTS OF CHANGES IN NET ASSETS

Sterling Capital Diverse Multi-Manager Active ETF

For the
Period Ended
May 31, 2022*

FROM OPERATIONS:
Net investment income	$620,020
Net realized loss on investment transactions	(2,350,590)
Net change in unrealized appreciation on investments	2,582,468
Net increase in net assets resulting from operations	851,898

DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions paid	(52,000)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	99,539,685

TOTAL INCREASE IN NET ASSETS	100,339,583

NET ASSETS:
Beginning of Period	—
End of Period	$100,339,583

SHARE ACTIVITY

Shares Sold	4,000,000
Net increase in shares of beneficial interest outstanding	4,000,000

*	Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

See accompanying notes to financial statements.

Sterling Capital ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Sterling Capital Focus Equity ETF
	For the	For the
	Year Ended	Period Ended
	May 31, 2022	May 31, 2021 *

Net asset value, beginning of period	$27.58	$25.00
Activity from investment operations:
Net investment loss (1)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(6.46)	2.61
Total from investment operations	(6.54)	2.58
Net asset value, end of period	$21.04	$27.58
Market price, end of period	$21.02	$27.60
Total return (3)	(23.71)%	10.32	% (2)
Net assets, end of period (000s)	$53,130	$21,373
Ratio of gross expenses to average net assets	0.59%	0.59	% (4)
Ratio of net expenses to average net assets	0.59%	0.59	% (4)
Ratio of net investment loss to average net assets	(0.29)%	(0.14	)% (4)
Portfolio Turnover Rate (5)	39%	32	% (2)

*	The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Not annualized.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(4)	Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

Sterling Capital ETFs
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

Sterling Capital Diverse Multi-Manager Active ETF
For the
Period Ended
May 31, 2022 *

Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (1)	0.16
Net realized and unrealized loss on investments (2)	(0.07)
Total from investment operations	0.09
Less distributions from:
Net investment income	(0.01)
Net asset value, end of period	$25.08
Market price, end of period	$25.10
Total return (3,4)	0.37%
Net assets, end of period (000s)	$100,340
Ratio of gross expenses to average net assets (5)	0.65%
Ratio of net expenses to average net assets (5)	0.65%
Ratio of net investment income to average net assets (5)	1.35%
Portfolio Turnover Rate (3,6)	107%

*	The Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to the timing of share transactions for the period.

(3)	Not annualized.

(4)	Total returns are historical in nature and assume changes in share price, reinvestment of all dividends and distributions, if any.

(5)	Annualized.

(6)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

See accompanying notes to financial statements.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2022

1.	ORGANIZATION

The Sterling Capital Focus Equity ETF and the Sterling Capital Diverse Multi-Manager Active ETF (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is long-term capital appreciation. The Sterling Capital Focus Equity ETF commenced operations on August 26, 2020 and the Sterling Capital Diverse Multi-Manager Active ETF commenced operations on December 13, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – The Funds record their investments at fair value. Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined may use alternative market prices provided by a pricing service.

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Mutual funds are valued at their respective NAV as reported by such investment companies. Exchange-traded funds (“ETFs”) are valued at the last reported sale price or official closing price. Mutual funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist from a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2022

Fair Valuation Process. As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of May 31, 2022 for the Funds’ investments measured at fair value:

Sterling Capital Focus Equity ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$53,088,375	$—	$—	$53,088,375
Total	$53,088,375	$—	$—	$53,088,375

Sterling Capital Diverse Multi-Manager Active ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$98,437,014	$—	$—	$98,437,014
Total	$98,437,014	$—	$—	$98,437,014

The Funds did not hold any Level 2 or 3 securities during the period.

*	Please refer to the Schedule of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for each Fund. Distributable net realized capital gains, if any, are declared and distributed annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

Federal Income Tax – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to the uncertain tax positions taken on returns filed for open tax year ended May 31, 2021 or expected to be taken on the Funds’ May 31, 2022 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the year ended May 31, 2022, the Funds did not incur any interest or penalties. The Funds are not aware of any tax positions for which there is reasonable possibility that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2022

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year/period ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transactions, short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$17,281,412	$17,171,528
Sterling Capital Diverse Multi-Manager Active ETF	49,727,173	47,957,566

For the year/period ended May 31, 2022, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to the following:

Fund	Purchases	Sales
Sterling Capital Focus Equity ETF	$54,665,521	$1,735,858
Sterling Capital Diverse Multi-Manager Active ETF	96,479,075	—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Sterling Capital Management LLC, (the “Adviser”) serves as the Funds’ investment adviser. Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds, manages each Fund’s portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.59% of the Fund’s average daily net assets for the Sterling Capital Focus Equity ETF and 0.65% of the Fund’s average daily net assets for the Sterling Capital Diverse Multi-Manager Active ETF. For the year/period ended May 31, 2022, the Sterling Capital Focus Equity ETF incurred $263,438 in advisory fees and the Sterling Capital Diverse Multi-Manager Active ETF incurred $296,811 in advisory fees. Boston Common Asset Management, LLC, GQG Partners LLC and EARNEST Partners, LLC serve as the Fund’s investment sub-advisers (collectively the “Sub-Advisers”). Under the terms of such agreements, the Sub-Advisers receive customary fees from the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds. The Trust, with respect to the Funds, has adopted the Trust’s ETF Distribution Plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”), which allows the Funds to pay the Funds Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of May 31, 2022, the Plan has not been activated. For the period ended May 31, 2022, the Funds did not incur any distribution fees.

The Adviser’s unitary management fee is designed to pay each Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2022

litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Services, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

Each Trustee who is not affiliated with the Trust or an adviser receives quarterly fees. For the year/period ended May 31, 2022, the Trustees received fees in the amount of $9,852 and $2,920, for the Sterling Capital Focus Equity ETF and the Sterling Capital Diverse Multi-Manager Active ETF, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds generally impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
Fund	Purchases	Charge for Cash Purchases*
Sterling Capital Focus Equity ETF	$250	2.00%
Sterling Capital Diverse Multi-Manager Actice ETF	$500	2.00%

*	As a percentage of the amount invested.

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2022

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At May 31, 2022, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Sterling Capital Focus Equity ETF	$69,662,769	$284,114	$(16,858,508)	$(16,574,394)
Sterling Capital Diverse Multi-Manager Active ETF	96,193,975	9,024,917	(6,781,878)	2,243,039

7.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year/period ended May 31, 2022 and the fiscal period ended May 31, 2021 were as follows:

For the year/period ended May 31, 2022
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Sterling Capital Focus Equity ETF	$—	$—	$—	$—
Sterling Capital Diverse Multi-Manager Active ETF	52,000	—	—	52,000

For the period ended May 31, 2021
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Sterling Capital Focus Equity ETF	$—	$—	$—	$—

As of May 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	and	Carry	Appreciation	Accumulated
Fund	Income	Late Year Loss	Forwards	(Depreciation)	Earnings (Deficit)
Sterling Capital Focus Equity ETF	$—	$(3,915,661)	$(38,342)	$(16,574,394)	$(20,528,397)
Sterling Capital Diverse Multi-Manager Active ETF	556,180	(1,999,321)	—	2,243,039	799,898

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Sterling Capital Focus Equity ETF incurred and elected to defer such late year losses of $66,901.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Sterling Capital Focus Equity ETF	$3,848,760
Sterling Capital Diverse Multi-Manager Active ETF	1,999,321

STERLING CAPITAL ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2022

At May 31, 2022, the Sterling Capital Focus Equity ETF had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term
Sterling Capital Focus Equity ETF	$38,342

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for transfers in kind and adjustments for prior year tax returns resulted in reclassifications for the Sterling Capital Focus Equity ETF for the fiscal year/period ended May 31, 2022 as follows:

		Accumulated
Fund	Paid In Capital	Earnings (Losses)
Sterling Capital Focus Equity ETF	$113,634	$(113,634)

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Sterling Capital Focus Equity ETF and Sterling Capital Diverse Multi-Manager Active ETF and Board of Trustees of Northern Lights Fund Trust IV

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Sterling Capital Focus Equity ETF and Sterling Capital Diverse Multi-Manager Active ETF (the “Funds”), each a series of Northern Lights Fund Trust IV, as of May 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Statements of
	Statements of	Changes in Net	Financial
Fund Name	Operations	Assets	Highlights
Sterling Capital Focus Equity ETF	For the year ended May 31, 2022	For the year ended May 31, 2022 and for the period from August 26, 2020 (commencement of operations) through May 31, 2021
Sterling Capital Diverse Multi-Manager Active ETF	For the period from December 13, 2021 (commencement of operations) through May 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We have served as the auditor of one or more investment companies advised by Sterling Capital Management LLC since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

July 29, 2022

STERLING CAPITAL ETFs
EXPENSE EXAMPLE (Unaudited)
May 31, 2022

As a shareholder of each Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Sterling Capital Focus Equity ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	12/1/21	5/31/22	Ratio	12/1/21-5/31/22*
Actual
	$1,000.00	$694.20	0.59%	$2.49
Hypothetical (5% return before expenses)
	$1,000.00	$1,021.99	0.59%	$2.97

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182), divided by the number of days in the fiscal year (365).

STERLING CAPITAL ETFs
EXPENSE EXAMPLE (Unaudited)
May 31, 2022

Sterling Capital Diverse Multi-Manager Active ETF

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	12/13/21	5/31/22	Ratio	12/13/21-5/31/22*
Actual
	$1,000.00	$1,003.70	0.65%	$3.02

	Beginning	Ending	Annualized	Expenses Paid
	Account Value	Account Value	Expense	During Period
	12/1/21	5/31/22	Ratio	12/1/21-5/31/22*
Hypothetical (5% return before expenses)
	$1,000.00	$1,021.69	0.65%	$3.28

*	Actual Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (169), divided by the number of days in the fiscal year (365).

**	Hypothetical Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182), divided by the number of days in the fiscal year (365).

For more information about current performance, holdings, or historical premiums/discounts, please visit the Funds’ website at https://sterlingcapital.com/etf/.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2022

Renewal of the Investment Advisory Agreement with Sterling Capital Management, LLC

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on April 25, 2022, the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the renewal of an investment advisory agreement (the “Sterling Advisory Agreement”) between Sterling Capital Management, LLC (“Sterling”) and the Trust, with respect to Sterling Capital Focus Equity ETF (“Sterling CFE”). In considering the renewal of the Sterling Advisory Agreement, the Trustees received materials specifically relating to the Sterling Advisory Agreement in advance of the Meeting.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sterling Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided, including peer groups for Sterling CFE that were independently sourced by Broadridge Financial Solutions, Inc. (“Broadridge”) and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Sterling Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees reviewed materials provided by Sterling related to the proposed renewal of the Sterling Advisory Agreement with respect to the Fund, including, a description of the manner in which investment decisions are made and executed, a review of the professional personnel that monitor and execute the investment process. The Trustees examined Sterling’s investment process, including monitoring of risk, research, analysis, and trading. The Trustees acknowledged the high-level research resources, the quality of Sterling’s compliance infrastructure and the experience of its investment advisory team. The Trustees acknowledged the Sterling’s broker-dealer selection, noting that it performed an evaluation of the broker’s operational services, research provided, and execution capability. The Trustees concluded that Sterling had provided quality services to Sterling CFE.

Performance: The Trustees considered the performance of Sterling CFE, an actively managed ETF, and discussed the reports prepared by Broadridge and reviewed the performance of Sterling CFE as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year and since inception periods ended January 31, 2022. The Trustees noted that Sterling CFE ranked in the first quartile of its peer group, outperformed its Morningstar category median but underperformed its benchmark index for the one-year period. The Trustees noted Sterling CFE underperformed its benchmark, Morningstar category median and peer group median for the period since inception. The Trustees concluded that the performance for Sterling CFE was satisfactory.

Fees and Expenses. The Trustees reviewed the unitary advisory fee of 0.59% and noted that the fee was in line with the Morningstar Category median and lower than the Morningstar Category average of 0.64% and lower than the Broadridge selected peer group average of 0.73%. The Trustees noted the unitary fee was lower than the expense ratio of Morningstar category average and lower than the peer

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2022

group average of 0.94%. After further discussion, the Trustees concluded that given the unitary fee structure, Sterling’s advisory fee was not unreasonable.

Profitability. The Trustees reviewed Sterling’s profitability analysis as of January 31, 2022 in connection with its management of Sterling CFE and acknowledged that Sterling was managing Sterling CFE at a loss. The Trustees concluded, therefore, that Sterling’s profitability was not an issue at this time.

Economies of Scale. The Trustees discussed the size of Sterling CFE and its prospects for growth, concluding that it had not yet achieved meaningful economies that would necessitate the establishment of breakpoints. They noted that Sterling indicated its willingness to discuss breakpoints with the Trustees as Sterling CFE’s asset size grows.

Conclusion. Having requested and received such information from Sterling as the Trustees believed to be reasonably necessary to evaluate the terms of the Sterling Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that the renewal of the Sterling Advisory Agreement is in the best interests of Sterling CFE and its shareholders.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2022

Approval of the Investment Advisory Agreement with Sterling Capital Management, LLC

In connection with the Meeting of the Board of Trustees (the “Trustees”) of Northern Lights Fund Trust IV (the “Trust”), held on October 20, 2021 the Trustees, including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), discussed the approval of an investment advisory agreement (the “Sterling Advisory Agreement”) between Sterling Capital Management, LLC (“SCM”) and the Trust, with respect to Sterling Capital Diverse Multi-Manager Active ETF (“SCDMM”). In considering the approval of the Sterling Advisory Agreement, the Trustees received materials specifically relating to the Sterling Advisory Agreement in advance of the Meeting.

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided, including peer groups for SCDMM that were independently sourced by Broadridge Financial Solutions, Inc. (“Broadridge”) and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sterling Advisory Agreement.

Nature, Extent and Quality of Services. During the discussions with SCM, the Trustees reviewed materials provided by SCM relating to the Sterling Advisory Agreement, including a description of the manner in which investment decisions would be made and executed and a review of the professional personnel who would perform services for SCDMM. The Trustees acknowledged that SCM currently provided a high level of service as the adviser to another ETF in the Trust. The Trustees acknowledged that SCM planned to engage three sub-advisers to manage separate sleeves of SCDMM’s portfolio. The Trustees noted that investment decisions would be made by SCM after reviewing each sub-adviser’s recommendations. The Trustees reviewed SCM’s broker-dealer selection criteria noting its periodic post-trade review and assessment. After further discussion, the Trustees concluded that SCM had the ability to provide a level of service consistent with the Trustees’ expectations.

Performance. The Trustees noted that SCDMM was new and therefore did not have any prior performance to provide. The Trustees reviewed performance information for a separately managed account composite, which was managed pursuant to an investment strategy substantially similar to that of SCDMM and noted that SCDMM would be managed by the same portfolio management team at SCM as SCM’s currently operating ETF in the Trust. The Trustees noted that the separately managed account composite had positive performance for the one-year, five-year and ten-year periods. The Trustees acknowledged that the generally strong performance reported for the separately managed account composite was suggestive of the potential performance of SCDMM had assets been invested under SCDMM’s investment strategy for the same periods. However, the Trustees recognized the separately managed accounts were not under the same various regulatory constraints as an ETF and other differences between ETFs and separately managed accounts.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2022

Fees and Expenses. The Trustees discussed the reports prepared by Broadridge and reviewed the proposed advisory fee of SCDMM as compared to its Broadridge selected peer group and Morningstar category. The Trustees reviewed the proposed annual management fee of 0.65% for SCDMM, noting that SCM proposed to charge a unitary management fee out of which SCM would pay substantially all expenses of SCDMM including transfer agency, custody, fund administration, legal, audit and other services, but would not include any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments; borrowing costs distribution fees or expenses, taxes and extraordinary expenses not incurred in the ordinary course of business. The Trustees noted the advisory fee was higher than the peer group and Morningstar category averages but not out the range of either. After further discussion, the Trustees agreed that given the unitary fee structure, the proposed fee was not unreasonable.

Profitability. The Trustees reviewed a profitability analysis provided by SCM and noted that SCM did not expect to realize a profit in connection with its relationship with SCDMM during the first 12 months of operation. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from SCM’s relationship with SCDMM was not an issue at this time.

Economies of Scale. The Trustees considered whether SCM would realize economies of scale during the initial period of the Sterling Advisory Agreement. They noted that the proposed fee schedule did not currently provide breakpoints, but that SCM indicated it was amenable to the discussion of adding breakpoints as SCDMM’s assets experience significant growth. The Trustees concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from SCM as the Trustees believed to be reasonably necessary to evaluate the terms of the Sterling Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the Sterling Advisory Agreement was in the best interests of SCDMM and its future shareholders.

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
May 31, 2022

The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Ultimus Fund Solutions, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees * **

Name, Address and Year of Birth	Position/Term of Office *	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2016).	2	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi- Strategy Fund (2014-2017)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	2	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003).	2	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

5/31/22 – NLFT IV_v1

STERLING CAPITAL ETFs
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
May 31, 2022

Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang Year of Birth: 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Ultimus Fund Solutions, LLC (since 2012).	N/A	N/A
Sam Singh Year of Birth: 1976	Treasurer since 2015	Vice President, Ultimus Fund Solutions, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell Year of Birth: 1969	Secretary since 2017	Manager, Legal Administration, Ultimus Fund Solutions, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
James Ash Year of Birth: 1976	Chief Compliance Officer since 2019	Senior Compliance Officer, Northern Lights Compliance, LLC (since 2019); Senior Vice President, National Sales Gemini Fund Services, LLC (2017-2019); Senior Vice President and Director of Legal Administration, Gemini Fund Services, LLC (2012 - 2017).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of May 31, 2022, the Trust was comprised of 30 [other] active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-888-637-7798.

5/31/22 – NLFT IV_v1

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-663-7871 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period.  Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISER
Sterling Capital Management LLC
4350 Congress Street, Suite 1000
Charlotte, NC 28209

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

SCFETF-AR22

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Joseph Breslin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Breslin is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2022 - $13,000

2021 – $13,000

(b)	Audit-Related Fees

2022 – None

2021 – None

(c)	Tax Fees

2022 - $3,500

2021 – $3,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2022 - None

2021 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2021      2022

Audit-Related Fees:       0.00%    0.00%

Tax Fees:                      0.00%   0.00%

All Other Fees:              0.00%   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2022 - $3,500

2021 - $3,500

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Joseph Breslin, Thomas Sarkany and Charles Ranson.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/5/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/5/22

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/5/22